Current financial investments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 EUR (€)
Current financial investments
Current financial investments	€ 2,469,809,000	€ 3,026,278,000		€ 3,919,216,000
Treasury bills	877,300,000	1,454,400,000
Money market funds	1,317,500,000	1,571,900,000
Non-cancellable term deposits	€ 275,000,000.0	€ 0
Current financial investments held in USD | $			$ 134.6